Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 7,528	$ 10,174
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	1,345	3,703
Net gains (losses) on hedges of net investments in foreign operations	(577)	(1,655)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	2	28
Net gains (losses) on hedges of net investments in foreign operations	(176)	(434)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	942	2,454
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	176	(4,333)
Reclassification of net (gains) losses to net income	327	2,717
Income tax expense (benefit):
Net gains (losses) in fair value	19	(1,108)
Reclassification of net (gains) losses to net income	106	704
Other comprehensive income net of tax available for sale financial assets net of tax	378	(1,212)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	3,763	(10,037)
Reclassification of net (gains) losses to net income	(3,455)	3,880
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	1,034	(2,709)
Reclassification of net (gains) losses to net income	(971)	1,089
Other comprehensive income net of tax cash flow hedges	245	(4,537)
Other comprehensive income (loss) from investments in associates	(16)	(344)
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	108	955
Income tax expense (benefit)	(6)	277
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	114	678
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	(253)	(106)
Income tax expense (benefit)	(73)	(32)
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	(180)	(74)
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(1,338)	1,958
Income tax expense (benefit)	(353)	514
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(985)	1,444
Other comprehensive income (loss) from investments in associates	2	2
Other comprehensive income (loss)	500	(1,589)
Comprehensive income	8,028	8,585
Comprehensive income (loss) attributable to non-controlling interests	327	233
Comprehensive income attributable to equity holders of the Bank	7,701	8,352
Preferred shareholders and other equity instrument holders	419	260
Common shareholders	$ 7,282	$ 8,092